Property, plant and equipment, net	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment, net
Note 15. Property, plant and equipment, net

Cost	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2022	30,319	71,233	9,885	4,028	115,465
Additions	4,425	2,556	16,055	121	23,157
Disposals	(2,072)	(2,071)	—	(2)	(4,145)
Effect of foreign currency exchange rate changes	(1,283)	(9,698)	(2,008)	(512)	(13,501)
Transfers	759	(180)	(3,216)	179	(2,458)
Balance as of December 31, 2022	32,148	61,840	20,716	3,814	118,518
Additions	27	1,123	19,078	103	20,331
Disposals	(293)	(280)	—	(470)	(1,043)
Effect of foreign currency exchange differences	2,952	14,694	2,638	701	20,985
Transfers	3,695	17,820	(19,044)	29	2,500
Balance as of December 31, 2023	38,529	95,197	23,388	4,177	161,291

Accumulated depreciation and impairment losses	Land and buildings	Machinery and equipment, furniture and fixtures	Projects in progress	Other [1]	Total
Balance as of January 1, 2022	7,637	32,856	—	3,523	44,016
Disposals	—	(2,013)	—	(1)	(2,014)
Depreciation expense	775	4,662	—	219	5,656
Impairment loss	—	4,247	403	39	4,689
Effect of foreign currency exchange rate changes	508	(4,648)	—	(315)	(4,455)
Transfers	—	39	—	2	41
Balance as of December 31, 2022	8,920	35,143	403	3,467	47,933
Disposals	(278)	(228)	—	(445)	(951)
Depreciation expense	859	4,750	—	172	5,781
Impairment loss	4,138	2,536	—	49	6,723
Effect of foreign currency exchange differences	292	7,602	104	671	8,669
Transfers	—	2,158	—	(4)	2,154
Balance as of December 31, 2023	13,931	51,961	507	3,910	70,309

As of December 31, 2022
Net book value	23,228	26,697	20,313	347	70,585
As of December 31, 2023
Net book value	24,598	43,236	22,881	267	90,982
[1]‘Other’ includes computer equipment and other office furniture and equipment.
As of December 31, 2023, depreciation expense was recognized as follows: $4,557 was recognized as Cost of sales (2022: $4,504), for manufacturing costs, and $1,218 (2022: $1,152) within Administrative expenses.
Impairment loss recognized as of December 31, 2023 in Other expenses, net, relates to the Procaps S.A. de C.V. and Biokemical S.A. de C.V. cash-generating units, and the impairment loss recognized as of December 31, 2022 in Other expenses, net, relates to the Rymco cash-generating unit. Refer to Note 13. Goodwill, net for further information.
Financial Commitments.
As of year-end 2023, the Group has commitments to acquire capital expenditures for $3,878 (2022: $2,304).